City National Rochdale High Yield Alternative Strategies Fund LLC

Schedule of Investment

June 30, 2021 (Unaudited)

Fair Value
City National Rochdale High Yield Alternative Strategies Master Fund LLC (“Master Fund”)	$11,237,680

See accompanying Notes to Schedule of Investment.

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Schedule of Investment

June 30, 2021 (Unaudited)

Organization

City National Rochdale High Yield Alternative Strategies Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund commenced investment operations on July 1, 2007. The Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The Fund invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Fund. City National Rochdale LLC (the “Manager” or “Adviser”) is the investment adviser to the Master Fund. The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund TEI LLC, which also invests substantially all of its investable assets with the Master Fund.

The Schedule of Investments and the Notes to Schedule of Investments of the Master Fund are included elsewhere in this report and should be read in conjunction with this report. At June 30, 2021, the Fund’s beneficial ownership of the Master Fund’s net assets was 51.86%.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

June 30, 2021 (Unaudited)

				Redemptions
	Percentage of					Notice Period
	Members’ Capital	Cost	Fair Value	Frequency		# of Days
Long-Term Alternative Investment Fund: (1)

Liquidating Position:

GoldenTree Partners LP (2)	0.9%	$114,378	$203,040		*		*

(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007, 2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Fund:	0.9	114,378	203,040

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 0.02% (3)	99.8	21,622,706	21,622,706

Total Investments	100.7%	$21,737,084	$21,825,746

(1)	All investments are non-income producing.
(2)	Remaining value represents side pocket interests.
(3)	7-day yield at June 30, 2021.
*	A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 0.9% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

See accompanying Notes to Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, June 30, 2021 (Unaudited), Continued

Liquidation Position: Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on the Fund by investment fund managers either at their sole discretion or for other reasons. Such reasons include the magnitude of redemptions requested, portfolio valuation issues and market conditions.

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at June 30, 2021:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Alternative Investment Fund ^	$—	$—	$—	$203,040
Short-Term Investment	21,622,706	—	—	21,622,706

Total Investments	$21,622,706	$—	$—	$21,825,746

^	Alternative Investment Fund was valued using the practical expedient and has not been classified in the fair value hierarchy.

The Adviser has valued the GoldenTree Partners LP holding at NAV as an estimate of the final liquidation value. The position transferred from Level 3 to practical expedient.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Fund	Fair Value at June 30, 2021	Unfunded Commitments	Redemption Frequency		Redemption Notice Period
Liquidating Position	$203,040	—		*		*

*	A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

Following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended June 30, 2021:

Alternative Investment Fund
Balance, March 31, 2021	$7,201,346
Realized gain/ (loss)	(3,103,253)
Change in unrealized fair value	3,109,557
Sales	(7,004,610)
Transfer out of Level 3	(203,040)

Balance, June 30, 2021	$—

Change in unrealized for Level 3 instrument held at June 30, 2021	$—

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.